Stockholders' equity / Capital stock - Summary of Shares Outstanding and Total Value for Each Class (Details) - shares		9 Months Ended
	Feb. 13, 2024	Sep. 30, 2024
Disclosure of classes of share capital [line items]
Number of shares issued, Begining Balance		84,150,261
Shares issued for initial public offering		28,050,491
Number of shares issued, Ending Balance		112,200,752
Class A
Disclosure of classes of share capital [line items]
Number of shares issued, Begining Balance		12,000,000
Share reorganization		(1,340,814)
Shares issued for initial public offering	28,050,491	28,050,491
Number of shares issued, Ending Balance		38,709,677
Class B
Disclosure of classes of share capital [line items]
Number of shares issued, Begining Balance		33,075,000
Share reorganization		(27,875,000)
Shares issued for initial public offering		0
Number of shares issued, Ending Balance		5,200,000
Class C
Disclosure of classes of share capital [line items]
Number of shares issued, Begining Balance		0
Share reorganization		68,291,075
Shares issued for initial public offering		0
Number of shares issued, Ending Balance		68,291,075
Class D
Disclosure of classes of share capital [line items]
Number of shares issued, Begining Balance		25,714,284
Share reorganization		(25,714,284)
Shares issued for initial public offering		0
Number of shares issued, Ending Balance		0
Class E
Disclosure of classes of share capital [line items]
Number of shares issued, Begining Balance		13,360,977
Share reorganization		(13,360,977)
Shares issued for initial public offering		0
Number of shares issued, Ending Balance		0